Note 8 - Stock-based Compensation (Details Textual) - USD ($) $ in Thousands		9 Months Ended
	Mar. 28, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Subscription Rate		17.50%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares		6,120,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 230	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 1,740
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 244 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		4,471,000		2,344,000
Employee Stock Option Vesting Schedule II [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		166,000
Employee Stock Option Vesting Schedule III [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		850,000
Restricted Stock Units (RSUs) [Member]
Stock Redemption, Shares Per Share		1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	150,000	150,000	150,000
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Share-based Compensation Award, Tranche One [Member] | Employee Stock Option Vesting Schedule II [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Share-based Compensation Award, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		16.67%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		16.67%
Share-based Compensation Award, Tranche Two [Member] | Employee Stock Option Vesting Schedule II [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		16.67%
Share-based Compensation Award, Tranche Three [Member] | Employee Stock Option Vesting Schedule II [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%